LOSS PER SHARE (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LOSS PER SHARE
Net income (loss) attributable to GFL Environmental Inc.	$ 45.4	$ (311.8)
Net loss from discontinued operations		(127.9)
Amounts attributable to preferred shareholders	92.2	83.0
Adjusted net loss from continuing operations	$ (46.8)	$ (266.9)
Weighted and diluted weighted average number of shares outstanding	369,656,237	367,170,911
Basic and diluted loss per share
Basic loss per share continuing operations	$ (0.13)	$ (0.73)
Diluted loss per share continuing operations	(0.13)	(0.73)
Basic loss per share discontinued operations	0	(0.35)
Diluted loss per share discontinued operations		(0.35)
Total operations basic	(0.13)	(1.08)
Total operations diluted	$ (0.13)	$ (1.08)
Minimum subordinate voting share conversion of the TEUs (in shares)	0	25,665,433